Offsetting of Financial Assets and Financial Liabilities	12 Months Ended
Oct. 31, 2023
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Offsetting of Financial Assets and Financial Liabilities
Note 18: Offsetting of Financial Assets and Financial Liabilities
Financial assets and financial liabilities are offset and the net amount is reported in our Consolidated Balance
Sheet
when there is a legally enforceable right to offset the recognized amounts and there is an intention to settle on a net basis or realize the asset and settle the liability simultaneously. The following table presents the amounts that have been offset in our Consolidated Balance Sheet, including securities purchased under resale agreements, securities sold under repurchase agreements and derivative instruments, generally under a market settlement mechanism (e.g. an exchange or clearing house) where simultaneous net settlement can be achieved to eliminate credit and liquidity risk between counterparties. Also presented are amounts not offset in our Consolidated Balance Sheet related to transactions where a master netting agreement or similar arrangement is in place with a right to offset the amounts only in the event of default, insolvency or bankruptcy, or where the offset criteria are otherwise not met.

(Canadian $ in millions)							2023
				Amounts not offset in the balance sheet
	Gross amounts	Amounts offset in the balance sheet	Net amounts presented in the balance sheet	Impact of master netting agreements	Securities received/pledged as collateral (1)(2)	Cash collateral	Net amount (3)
Financial Assets
Securities borrowed or purchased under resale agreements	118,128	2,466	115,662	11,386	102,852	25	1,399
Derivative instruments	40,513	537	39,976	26,674	3,266	4,569	5,467
	158,641	3,003	155,638	38,060	106,118	4,594	6,866

Financial Liabilities
Derivative instruments	50,730	537	50,193	26,674	7,837	7,186	8,496
Securities lent or sold under repurchase agreements	108,574	2,466	106,108	11,386	94,291	106	325
	159,304	3,003	156,301	38,060	102,128	7,292	8,821

							2022
Financial Assets
Securities borrowed or purchased under resale agreements	116,309	3,115	113,194	11,757	99,736	4	1,697
Derivative instruments	48,494	334	48,160	31,878	3,282	3,201	9,799
	164,803	3,449	161,354	43,635	103,018	3,205	11,496

Financial Liabilities
Derivative instruments	60,290	334	59,956	31,878	7,212	8,843	12,023
Securities lent or sold under repurchase agreements	107,078	3,115	103,963	11,757	91,494	176	536
	167,368	3,449	163,919	43,635	98,706	9,019	12,559

(1)	Financial assets received/pledged as collateral are disclosed at fair value and are limited to the net balance sheet exposure (i.e. any over-collateralization is excluded from the table).
(2)	Certain amounts of collateral are restricted from being sold or repledged except in the event of default or the occurrence of other predetermined events.
(3)	Not intended to represent our actual exposure to credit risk.